Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Reconciliation of Reportable Segments

The Company evaluates the performance of its reportable segments using “segment net income (loss)”. A reconciliation of reportable segments is as follows:

	Brazil								Argentina								Reconciling items (corporate and others)								Total
	Year ended December 31,								Year ended December 31,								Year ended December 31,								Year ended December 31,
	2016		2017		2018		2018		2016		2017		2018		2018		2016		2017		2018		2018		2016		2017		2018		2018
	BRL		BRL		BRL		USD		BRL		BRL		BRL		USD		BRL		BRL		BRL		USD		BRL		BRL Restated		BRL Restated		USD
Continuing operations
Net Sales	R$	1,554,405	R$	1,693,467	R$	1,681,963	US$	434,077	R$	130,746	R$	141,745	R$	126,101	US$	32,544	R$	—	R$	—	R$	0	US$	0	R$	1,685,151	R$	1,835,212	R$	1,808,064	US$	466,621
Cost of sales		(1,043,700)		(1,132,900)		(1,280,376)		(330,437)		(100,531)		(114,114)		(109,466)		(28,251)		—		—		0		0		(1,144,231)		(1,247,014)		(1,389,842)		(358,687)

Segment gross profit		510,705		560,567		401,587		103,640		30,215		27,631		16,635		4,293		—		—		0		0		540,920		588,198		418,222		107,934

Salaries and employees’ benefits		(191,140)		(167,655)		(193,466)		(49,929)		(18,152)		(20,125)		(18,845)		(4,863)		(1,320)		(1,449)		(1,810)		(467)		(210,612)		(189,229)		(214,121)		(55,260)
Marketing expenses		(152,759)		(184,836)		(188,416)		(48,626)		(19,108)		(18,392)		(16,306)		(4,208)		(233)		(781)		(886)		(229)		(172,100)		(204,009)		(205,608)		(53,063)
Operating lease		(24,683)		(25,369)		(25,928)		(6,692)		(2,214)		(2,094)		(2,195)		(566)		—		—		0		0		(26,897)		(27,463)		(28,123)		(7,258)
Credit card fees		(25,572)		(30,213)		(31,621)		(8,161)		(5,255)		(5,032)		(4,192)		(1,082)		—		—		0		0		(30,827)		(35,245)		(35,813)		(9,243)
Information technology services		(29,473)		(30,064)		(25,082)		(6,474)		(883)		(712)		(665)		(172)		(6,244)		(6,054)		(3,274)		(845)		(36,600)		(36,830)		(29,021)		(7,491)
Amortization and depreciation		(27,777)		(27,503)		(41,104)		(10,607)		(798)		(634)		(1,094)		(282)		(2,163)		(3,350)		(15,824)		(4,084)		(30,738)		(31,487)		(58,022)		(14,974)
Consulting		(7,785)		(10,081)		(18,861)		(4,868)		(680)		(684)		(620)		(160)		(1,215)		(2,215)		(8,831)		(2,279)		(9,680)		(12,980)		(28,312)		(7,307)
Allowance for doubtful accounts		(6,227)		(25,443)		(13,014)		(3,359)		—		—		0		0		—		—		0		0		(6,227)		(25,443)		(13,014)		(3,359)
Sales commissions and royalties		(12,021)		(16,069)		(17,459)		(4,505)		(959)		(910)		(940)		(243)		—		—		0		0		(12,980)		(16,979)		(18,399)		(4,748)
Facilities expenses		(14,020)		(14,185)		(13,480)		(3,479)		(1,390)		(1,280)		(1,084)		(280)		—		—		0		0		(15,410)		(15,465)		(14,564)		(3,759)
Other selling, general and administrative expenses		(35,803)		(38,445)		(21,587)		(5,571)		(5,465)		(3,948)		(3,728)		(962)		(64)		(920)		(1,589)		(410)		(41,332)		(43,313)		(26,904)		(6,941)
Other operating (expense) income, net		(5,146)		(3,849)		(7,502)		(1,935)		(103)		(28)		(1,803)		(465)		(2)		(56)		(7)		(2)		(5,251)		(3,933)		(9,312)		(2,403)

Total operating expenses		(532,406)		(573,712)		(597,520)		(154,206)		(55,007)		(53,839)		(51,472)		(13,283)		(11,241)		(14,825)		(32,221)		(8,316)		(598,654)		(642,376)		(681,213)		(175,806)
Financial income		26,642		27,672		14,539		3,752		731		500		427		110		912		824		60		15		28,285		28,996		15,026		3,878
Financial expenses		(93,178)		(116,947)		(70,329)		(18,150)		(11,616)		(10,002)		(12,684)		(3,273)		(1)		(2,091)		(210)		(54)		(104,795)		(129,040)		(83,223)		(21,478)
Monetary correction gain (loss), net		—		—		0		0		—		—		9,595		2,476		—		—		0		0		—		—		9,595		2,476

Loss before income tax		(88,237)		(102,420)		(251,723)		(64,964)		(35,677)		(35,710)		(37,499)		(9,677)		(10,330)		(16,092)		(32,371)		(8,355)		(134,244)		(154,222)		(321,593)		(82,996)

Income tax expense		—		—		0		0		—		—		(202)		(52)		—		—		0		0		—		—		(202)		(52)

Net loss	R$	(88,237)	R$	(102,420)	R$	(251,723)	US$	(64,964)	R$	(35,677)	R$	(35,710)	R$	(37,701)	US$	(9,729)	R$	(10,330)	R$	(16,092)	R$	(32,371)	US$	(8,355)	R$	(134,244)	R$	(154,222)	R$	(321,795)	US$	(83,048)

Supplemental Disclosure of Revenue

The Company has aggregated its products and services into groups of similar products and provided the supplemental disclosure of Revenue below. The Company evaluates whether additional disclosure is appropriate when a product or service category begins to approach a significant level of Revenue.

	Year ended December 31,
	2016		2017		2018		2018
	BRL Restated		BRL Restated		BRL		USD
Sports (1)	R$	1,504,800	R$	1,528,295	R$	1,435,652	US$	370,510
Fashion (1)		172,077		272,423		309,538		79,885
Market Place		8,274		34,494		62,874		16,226

Total net sales	R$	1,685,151	R$	1,835,212	R$	1,808,064	US$	466,621

(1)	Freight services were allocated to the product revenues that they are related to.

Disclosure of Geographical Areas

Property and equipment and intangible assets by geography are as follows:

	Year ended December 31,
	2017		2018		2018
	BRL		BRL		USD
Property and equipment, net
Brazil	R$	69,350	R$	76,489	US$	19,740
Argentina		2,574		0		0
Mexico		1,115		0		0

Total property and equipment, net	R$	73,039	R$	76,489	US$	19,740
Intangible assets, net
Brazil	R$	95,684	R$	133,117	US$	34,356
Argentina		11		0		0
Mexico		41		0		0
Cayman		20,103		10,200		2,631

Total intangible assets, net	R$	115,839	R$	143,317	US$	36,987

Total		188,878		219,806		56,727